Derivative financial instruments - Schedule of Outstanding Foreign Currency Collars (Details) - Foreign currency collars $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) € / $ $ / $
Canadian dollar
Disclosure of detailed information about hedges [line items]
Notional amount | $	$ 96,012,000
Canadian dollar | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate | $ / $	1.30
Canadian dollar | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate | $ / $	1.41
Euro
Disclosure of detailed information about hedges [line items]
Notional amount | $	$ 82,800,000
Euro | Written put options
Disclosure of detailed information about hedges [line items]
Weighted average put strike price forward exchange rate | € / $	1.25
Euro | Purchased call options
Disclosure of detailed information about hedges [line items]
Weighted average call strike price forward exchange rate | € / $	1.15